Related parties - Kay Management Compensation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Related party [Abstract]
Wages	R$ 14,268	R$ 11,164	R$ 6,540
Direct and indirect benefits	690	427	551
Variable compensation (bonuses)	25,479	3,992	6,148
Short-term benefits	40,437	15,583	13,239
Share-based payment benefits	14,533	0	0
Total	R$ 54,970	R$ 15,583	R$ 13,239